Stock-Based Compensation Expense - Schedule Of Share Based Compensation Restricted Stock Units Award Activity (Detail) - Restricted stock units [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	4,600,000	0	53,900,000
Two Thousand Seventeen and Two Thousand Twenty One Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance	53,238,391	0	0
Granted			53,936,290
Canceled			(21,619)
Forfeited			(676,280)
Number of Shares, Ending Balance			53,238,391
Weighted Average Grant Date Fair Value, Beginning Balance	$ 6.87	$ 0	$ 0
Granted			$ 6.88
Canceled			(8.16)
Forfeited			$ (7.57)
Weighted Average Grant Date Fair Value, Ending Balance			$ 6.87